OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

March 1, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Small- & Mid- Cap Value Fund

           of Oppenheimer Quest for Value Funds (the “Registrant”)

           Reg. No. 33-15489; File No. 811-5225

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 24, 2010.

                                                                                                           Sincerely,

                                                                                                           /s/ Kathleen T. Ives

                                                                                                           Kathleen T. Ives

                                                                                                           Vice President and Deputy General Counsel

                                                                                                           303-768-3331

                                                                                                           kives@oppenheimerfunds.com

cc:     Nancy Vann
          Taylor Edwards
          Carlos Santiago
          Jemimah Tacadena
          Gloria LaFond
          Kramer Levin Naftalis & Frankel LLP